Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation

However, the Company’s UK, Polish and Singaporean subsidiaries are subject to local taxes.

	2015 (in thousands)	2016 (in thousands)	2017 (in thousands)
Net Income	$98,094	$44,638	$5,310
Tax expense at statutory rate	$—	$—	$—

Total statutory tax charge	$—	$—	$—
Tax charge in UK subsidiaries	$383	$669	$221
Tax credit in Polish subsidiary	$(21)	$—	$(130)
Tax charge in Singapore subsidiary	$438	$508	$306

Total Tax charge	$800	$1,177	$397